Property, Plant and Equipment - Summary of Property, Plant and Equipment Leased (right- of- use assets) (Detail) - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020
Disclosure of detailed information about property, plant and equipment [line items]
Right-of-use assets, net carrying amount	$ 2,370		$ 2,228
Right-of-use assets, depreciation for the period	(282)	$ (244)
Land and buildings [member]
Disclosure of detailed information about property, plant and equipment [line items]
Right-of-use assets, net carrying amount	1,784		1,726
Right-of-use assets, depreciation for the period	(184)	(169)
Machinery, equipment and other [member]
Disclosure of detailed information about property, plant and equipment [line items]
Right-of-use assets, net carrying amount	586		$ 502
Right-of-use assets, depreciation for the period	$ (98)	$ (75)